CONVERTIBLE SENIOR NOTES AND CALL OPTIONS - Trust arrangement for 2029 Notes (Details) - CNY (¥)	1 Months Ended	12 Months Ended
	Apr. 30, 2023	Dec. 31, 2023
CONVERTIBLE SENIOR NOTES AND CALL OPTIONS
Amount of consideration for subscribed trust units		¥ 668,083,000
Convertible Notes 2029 [Member]
CONVERTIBLE SENIOR NOTES AND CALL OPTIONS
Minimum purchase price of note by trust	¥ 105
Amount in excess of earnings shared	¥ 105,000
Issue amount of notes to third parties	¥ 5,500,000,000
Percentage of commission	19.00%
Amount in excess of earnings for each note, eligible for commission	¥ 105
Amount of consideration for subscribed trust units		668,000,000
Amount of consideration sold by the trusts at the market		¥ 226
Purchase price of note by trust		¥ 105
Consideration for purchase of notes by trust		¥ 694,000,000
Amount of notes sold by trust in the market		221,000,000
Amortized cost		226,000,000
Amount of profit distributions due		¥ 1,000,000
Convertible Notes 2029 [Member] | Paker
CONVERTIBLE SENIOR NOTES AND CALL OPTIONS
Percentage of sharing ratio in the form of dividends of the Trusts	81.00%
Convertible Notes 2029 [Member] | Financial Institutions
CONVERTIBLE SENIOR NOTES AND CALL OPTIONS
Percentage of sharing ratio in the form of dividends of the Trusts	19.00%